Commitments and contingencies (Details) - Internet data center (IDC) service - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Internet data center (IDC) service related expenses	¥ 4,741	¥ 4,738	¥ 3,661
Future minimum payments under these non-cancelable agreements with initial terms of one year or more
2025	744
2026	717
2027	368
2028	368
2029	335
2030 and thereafter	1,352
Total	¥ 3,884